Fair Value Measurements (Tables)	12 Months Ended
Nov. 30, 2025
EBP 005 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Summary of the Plan's Investments Measured at Fair Value on a Recurring Basis
The following tables set forth, by level within the fair value hierarchy, a summary of the Plan’s investments measured at fair value on a recurring basis as of:

	Assets measured at fair value as of November 30, 2025	Quoted prices in active markets for identical assets (Level 1)
Common Stock	$121,482,525	$121,482,525
Mutual Funds:
Domestic Stock Funds	495,100,957	495,100,957
Balanced Funds	379,312,812	379,312,812
Fixed Income Funds	54,682,492	54,682,492
International Stock Funds	55,586,709	55,586,709
Money Market Funds	62,922,906	62,922,906
BrokerageLink Account:
Mutual Funds:
Money Market Funds	3,971,257	3,971,257
Precious Metal Funds	622,200	622,200
International Stock Funds	2,331,883	2,331,883
Alternative Funds	1,671,600	1,671,600
Fixed Income Funds	1,530,777	1,530,777
Commodity Funds	18,109	18,109
Other Equity Mutual Funds	16,427,569	16,427,569

	1,195,661,796	$1,195,661,796

Common Collective Fund, at NAV practical expedient*	226,147,685

Total Investment Assets at Fair Value	$1,421,809,481

*	The fair value of this investment is provided above to permit reconciliation of the fair value hierarchy to the amounts presented in the statement of net assets available for benefits.

	Assets measured at fair value as of November 30, 2024	Quoted prices in active markets for identical assets (Level 1)
Common Stock	$160,839,089	$160,839,089
Mutual Funds:
Domestic Stock Funds	450,070,880	450,070,880
Balanced Funds	309,556,534	309,556,534
Fixed Income Funds	48,952,528	48,952,528
International Stock Funds	40,768,977	40,768,977
Money Market Funds	55,673,569	55,673,569
BrokerageLink Account:
Mutual Funds:
Money Market Funds	4,618,322	4,618,322
Precious Metal Funds	549,151	549,151
International Stock Funds	1,831,216	1,831,216
Alternative Funds	1,999,865	1,999,865
Fixed Income Funds	1,159,307	1,159,307
Commodity Funds	29,766	29,766
Other Equity Mutual Funds	15,438,839	15,438,839

	1,091,488,043	$1,091,488,043

Common Collective Fund, at NAV practical expedient*	190,402,165

Total Investment Assets at Fair Value	$1,281,890,208

*	The fair value of this investment is provided above to permit reconciliation of the fair value hierarchy to the amounts presented in the statement of net assets available for benefits.